UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-7205

Variable Insurance Products Fund III

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2015

This report on Form N-Q relates solely to the Registrant’s Mid Cap Portfolio series (a “Fund”).

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Mid Cap Portfolio

September 30, 2015

1.808785.111
VIPMID-QTLY-1115

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
CONSUMER DISCRETIONARY - 19.0%
Auto Components - 1.5%
Delphi Automotive PLC	452,461	$34,405,134
Gentex Corp.	2,316,292	35,902,526
Johnson Controls, Inc.	370,200	15,311,472
Modine Manufacturing Co. (a)	147,000	1,156,890
Tenneco, Inc. (a)	161,276	7,220,327
Visteon Corp. (a)	235,822	23,874,619
		117,870,968
Diversified Consumer Services - 0.5%
Houghton Mifflin Harcourt Co. (a)	1,663,764	33,791,047
ServiceMaster Global Holdings, Inc. (a)	213,200	7,152,860
		40,943,907
Hotels, Restaurants & Leisure - 2.9%
Brinker International, Inc.	340,067	17,911,329
Buffalo Wild Wings, Inc. (a)	89,100	17,234,613
DineEquity, Inc.	676,200	61,980,492
Jubilant Foodworks Ltd.	75,070	1,839,846
Las Vegas Sands Corp.	573,588	21,779,136
Panera Bread Co. Class A (a)	99,518	19,247,776
Texas Roadhouse, Inc. Class A	936,500	34,837,800
The Restaurant Group PLC	166,500	1,700,142
Wyndham Worldwide Corp.	796,600	57,275,540
		233,806,674
Household Durables - 4.0%
Ethan Allen Interiors, Inc.	72,200	1,906,802
Harman International Industries, Inc.	183,105	17,576,249
Jarden Corp. (a)	1,129,650	55,217,292
Lennar Corp. Class A	1,291,900	62,179,147
Mohawk Industries, Inc. (a)	33,400	6,071,786
NVR, Inc. (a)	40,614	61,945,285
PulteGroup, Inc.	3,127,900	59,023,473
Toll Brothers, Inc. (a)	890,400	30,487,296
Whirlpool Corp.	135,799	19,997,761
		314,405,091
Leisure Products - 1.5%
Brunswick Corp.	565,100	27,062,639
Polaris Industries, Inc.	786,619	94,292,020
		121,354,659
Media - 1.3%
AMC Networks, Inc. Class A (a)	422,000	30,877,740
Interpublic Group of Companies, Inc.	2,107,385	40,314,275
Lions Gate Entertainment Corp.	321,300	11,823,840
MDC Partners, Inc. Class A (sub. vtg.)	107,900	1,988,597
Naspers Ltd. Class N	62,800	7,842,512
News Corp. Class A	791,100	9,983,682
		102,830,646
Multiline Retail - 0.7%
Dollar Tree, Inc. (a)	869,400	57,954,204
Specialty Retail - 3.3%
AutoZone, Inc. (a)	52,732	38,169,004
Dick's Sporting Goods, Inc.	527,800	26,184,158
Foot Locker, Inc.	647,087	46,570,851
GNC Holdings, Inc.	706,400	28,552,688
L Brands, Inc.	141,600	12,762,408
Party City Holdco, Inc.	80,600	1,287,182
Signet Jewelers Ltd.	327,343	44,561,203
TJX Companies, Inc.	536,800	38,338,256
Urban Outfitters, Inc. (a)	403,100	11,843,078
Williams-Sonoma, Inc.	159,000	12,139,650
		260,408,478
Textiles, Apparel & Luxury Goods - 3.3%
Deckers Outdoor Corp. (a)	540,500	31,381,430
G-III Apparel Group Ltd. (a)	1,251,266	77,153,062
Hanesbrands, Inc.	1,997,300	57,801,862
Kate Spade & Co. (a)	368,800	7,047,768
Page Industries Ltd.	21,178	4,292,094
PVH Corp.	409,300	41,724,042
Ralph Lauren Corp.	259,100	30,615,256
VF Corp.	214,276	14,615,766
		264,631,280

TOTAL CONSUMER DISCRETIONARY		1,514,205,907

CONSUMER STAPLES - 2.3%
Beverages - 0.7%
C&C Group PLC	1,454,530	5,756,784
Dr. Pepper Snapple Group, Inc.	657,825	52,001,066
		57,757,850
Food & Staples Retailing - 1.1%
CVS Health Corp.	503,047	48,533,975
Kroger Co.	966,400	34,858,048
		83,392,023
Food Products - 0.5%
Amplify Snack Brands, Inc. (a)	83,600	895,356
Archer Daniels Midland Co.	127,854	5,299,548
Britannia Industries Ltd.	15,000	707,163
Bunge Ltd.	386,288	28,314,910
Ingredion, Inc.	59,405	5,186,651
		40,403,628

TOTAL CONSUMER STAPLES		181,553,501

ENERGY - 3.1%
Energy Equipment & Services - 1.2%
Baker Hughes, Inc.	264,581	13,768,795
Dril-Quip, Inc. (a)	478,600	27,864,092
Ensco PLC Class A	107,000	1,506,560
Halliburton Co.	839,200	29,665,720
Nuverra Environmental Solutions, Inc. (a)	470	639
Oceaneering International, Inc.	569,700	22,377,816
		95,183,622
Oil, Gas & Consumable Fuels - 1.9%
Apache Corp.	379,496	14,861,063
Cimarex Energy Co.	298,752	30,616,105
Columbia Pipeline Group, Inc.	67,721	1,238,617
Emerald Oil, Inc. warrants 2/4/16 (a)	6,490	0
Energen Corp.	26,603	1,326,426
EOG Resources, Inc.	89,800	6,537,440
Newfield Exploration Co. (a)	558,100	18,361,490
PDC Energy, Inc. (a)	74,800	3,965,148
Phillips 66 Co.	238,285	18,309,819
SM Energy Co.	114,100	3,655,764
Suncor Energy, Inc.	1,778,800	47,572,403
Teekay Tankers Ltd.	86,000	593,400
Western Refining, Inc.	149,200	6,582,704
		153,620,379

TOTAL ENERGY		248,804,001

FINANCIALS - 20.3%
Banks - 6.4%
Boston Private Financial Holdings, Inc.	1,733,516	20,282,137
CIT Group, Inc.	528,300	21,147,849
Comerica, Inc.	787,529	32,367,442
Commerce Bancshares, Inc.	781,380	35,599,673
CVB Financial Corp.	1,105,200	18,456,840
First Citizen Bancshares, Inc.	44,300	10,011,800
First Commonwealth Financial Corp.	1,170,400	10,638,936
First Republic Bank	512,700	32,182,179
Hilltop Holdings, Inc. (a)	389,400	7,714,014
Huntington Bancshares, Inc.	4,846,716	51,375,190
Investors Bancorp, Inc.	2,678,600	33,053,924
Lakeland Financial Corp.	698,146	31,521,292
M&T Bank Corp.	390,900	47,670,255
PacWest Bancorp	606,093	25,946,841
Prosperity Bancshares, Inc.	259,000	12,719,490
Regions Financial Corp.	3,937,200	35,474,172
SunTrust Banks, Inc.	1,093,165	41,802,630
UMB Financial Corp.	786,200	39,946,822
Valley National Bancorp	266,400	2,621,376
		510,532,862
Capital Markets - 3.1%
Ameriprise Financial, Inc.	376,513	41,088,864
E*TRADE Financial Corp. (a)	156,600	4,123,278
Greenhill & Co., Inc.	75,000	2,135,250
Invesco Ltd.	1,660,700	51,863,661
Lazard Ltd. Class A	839,745	36,360,959
Legg Mason, Inc.	88,800	3,694,968
LPL Financial (b)	13,600	540,872
Raymond James Financial, Inc.	817,795	40,587,166
Stifel Financial Corp. (a)	590,800	24,872,680
The Blackstone Group LP	1,364,935	43,227,491
		248,495,189
Consumer Finance - 1.4%
American Express Co.	75,489	5,596,000
Capital One Financial Corp.	488,500	35,426,020
Discover Financial Services	95,400	4,959,846
SLM Corp. (a)	6,888,600	50,975,640
Springleaf Holdings, Inc. (a)	339,500	14,842,940
		111,800,446
Diversified Financial Services - 1.1%
CRISIL Ltd.	84,555	2,371,102
McGraw Hill Financial, Inc.	814,130	70,422,245
Moody's Corp.	167,900	16,487,780
		89,281,127
Insurance - 4.4%
ACE Ltd.	25,000	2,585,000
AFLAC, Inc.	704,500	40,952,585
Bajaj Finserv Ltd.	58,922	1,554,182
Brown & Brown, Inc.	56,700	1,755,999
First American Financial Corp.	1,466,100	57,280,527
Hiscox Ltd.	1,760,076	25,081,268
Marsh & McLennan Companies, Inc.	1,165,084	60,840,686
Primerica, Inc.	550,920	24,829,964
Principal Financial Group, Inc.	1,128,600	53,427,924
Progressive Corp.	106,400	3,260,096
Reinsurance Group of America, Inc.	657,258	59,541,002
The Chubb Corp.	147,100	18,041,815
The Travelers Companies, Inc.	9,000	895,770
		350,046,818
Real Estate Investment Trusts - 0.5%
Ladder Capital Corp. Class A	1,444,799	20,689,522
Mid-America Apartment Communities, Inc.	121,300	9,930,831
SL Green Realty Corp.	8,400	908,544
VEREIT, Inc.	754,400	5,823,968
		37,352,865
Real Estate Management & Development - 2.1%
CBRE Group, Inc. (a)	2,566,023	82,112,736
Colliers International Group, Inc.	24,800	1,006,632
Jones Lang LaSalle, Inc.	572,460	82,302,574
		165,421,942
Thrifts & Mortgage Finance - 1.3%
Beneficial Bancorp, Inc. (a)	366,162	4,855,308
BofI Holding, Inc. (a)(b)	235,700	30,365,231
Essent Group Ltd. (a)	2,396,200	59,545,570
Housing Development Finance Corp. Ltd.	349,130	6,478,371
		101,244,480

TOTAL FINANCIALS		1,614,175,729

HEALTH CARE - 12.8%
Biotechnology - 0.5%
Baxalta, Inc.	297,800	9,383,678
Biogen, Inc. (a)	49,000	14,298,690
United Therapeutics Corp. (a)	140,400	18,426,096
		42,108,464
Health Care Equipment & Supplies - 3.8%
Alere, Inc. (a)	16,600	799,290
Becton, Dickinson & Co.	71,200	9,445,392
Boston Scientific Corp. (a)	3,846,403	63,119,473
DENTSPLY International, Inc. (b)	789,300	39,914,901
Hologic, Inc. (a)	1,594,824	62,405,463
St. Jude Medical, Inc.	24,000	1,514,160
Steris Corp. (b)	966,500	62,793,505
Zimmer Biomet Holdings, Inc.	635,100	59,654,943
		299,647,127
Health Care Providers & Services - 3.6%
Cardinal Health, Inc.	950,847	73,044,067
Community Health Systems, Inc. (a)	473,900	20,268,703
DaVita HealthCare Partners, Inc. (a)	713,300	51,592,989
HCA Holdings, Inc. (a)	654,435	50,627,092
Laboratory Corp. of America Holdings (a)	340,900	36,977,423
McKesson Corp.	250,750	46,396,273
Molina Healthcare, Inc. (a)	32,400	2,230,740
Surgical Care Affiliates, Inc. (a)	23,300	761,677
Universal Health Services, Inc. Class B	6,200	773,822
		282,672,786
Health Care Technology - 0.5%
MedAssets, Inc. (a)	2,196,800	44,067,808
Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc.	814,606	27,965,424
Bruker Corp. (a)	577,300	9,485,039
Thermo Fisher Scientific, Inc.	489,963	59,912,676
		97,363,139
Pharmaceuticals - 3.2%
Allergan PLC (a)	191,845	52,145,389
Catalent, Inc. (a)	511,500	12,429,450
Endo Health Solutions, Inc. (a)	853,900	59,158,192
Horizon Pharma PLC (a)	790,070	15,659,187
Jazz Pharmaceuticals PLC (a)	382,671	50,822,536
Mallinckrodt PLC (a)	125,650	8,034,061
Teva Pharmaceutical Industries Ltd. sponsored ADR	978,956	55,271,856
		253,520,671

TOTAL HEALTH CARE		1,019,379,995

INDUSTRIALS - 14.4%
Aerospace & Defense - 2.2%
Curtiss-Wright Corp.	419,948	26,213,154
Esterline Technologies Corp. (a)	238,248	17,127,649
Huntington Ingalls Industries, Inc.	234,800	25,158,820
Rockwell Collins, Inc.	425,783	34,846,081
Textron, Inc.	1,879,181	70,732,373
		174,078,077
Air Freight & Logistics - 0.8%
FedEx Corp.	414,711	59,710,090
Airlines - 1.5%
Allegiant Travel Co.	63,400	13,710,250
Copa Holdings SA Class A	50,000	2,096,500
Southwest Airlines Co.	777,600	29,579,904
Spirit Airlines, Inc. (a)	1,469,313	69,498,505
		114,885,159
Building Products - 0.4%
A.O. Smith Corp.	207,800	13,546,482
Apogee Enterprises, Inc.	62,574	2,793,929
Lennox International, Inc.	167,556	18,989,121
		35,329,532
Commercial Services & Supplies - 1.0%
Copart, Inc. (a)	111,100	3,655,190
G&K Services, Inc. Class A	203,000	13,523,860
Herman Miller, Inc.	303,600	8,755,824
HNI Corp.	209,077	8,969,403
KAR Auction Services, Inc.	321,282	11,405,511
Knoll, Inc.	890,700	19,577,586
Republic Services, Inc.	301,213	12,409,976
		78,297,350
Construction & Engineering - 1.1%
AECOM Technology Corp. (a)	31,800	874,818
EMCOR Group, Inc.	925,707	40,962,535
Granite Construction, Inc.	20,336	603,369
Jacobs Engineering Group, Inc. (a)	755,055	28,261,709
Quanta Services, Inc. (a)	565,021	13,679,158
		84,381,589
Electrical Equipment - 0.1%
AMETEK, Inc.	185,500	9,705,360
Rockwell Automation, Inc.	15,900	1,613,373
		11,318,733
Industrial Conglomerates - 0.5%
Roper Industries, Inc.	241,186	37,793,846
Machinery - 4.6%
AGCO Corp.	672,000	31,335,360
Caterpillar, Inc.	184,865	12,082,776
Colfax Corp. (a)(b)	697,700	20,868,207
Cummins, Inc.	212,275	23,048,820
Deere & Co. (b)	356,600	26,388,400
IDEX Corp.	17,500	1,247,750
Illinois Tool Works, Inc.	439,367	36,164,298
Ingersoll-Rand PLC	611,445	31,043,063
Manitowoc Co., Inc. (b)	882,579	13,238,685
Mueller Industries, Inc.	719,904	21,294,760
Nordson Corp.	13,000	818,220
Rexnord Corp. (a)	3,543,434	60,167,509
Snap-On, Inc.	228,300	34,459,602
Stanley Black & Decker, Inc.	66,500	6,449,170
Valmont Industries, Inc.	158,381	15,028,773
Wabtec Corp.	116,660	10,271,913
Woodward, Inc.	527,107	21,453,255
		365,360,561
Professional Services - 0.7%
CEB, Inc.	201,700	13,784,178
Dun & Bradstreet Corp.	428,205	44,961,525
		58,745,703
Road & Rail - 1.0%
ArcBest Corp.	92,640	2,387,333
Con-way, Inc.	454,265	21,554,874
CSX Corp.	193,000	5,191,700
J.B. Hunt Transport Services, Inc.	52,500	3,748,500
Old Dominion Freight Lines, Inc. (a)	269,300	16,427,300
Saia, Inc. (a)	741,205	22,940,295
Swift Transporation Co. (a)	588,178	8,834,434
		81,084,436
Trading Companies & Distributors - 0.5%
Air Lease Corp. Class A	967,994	29,930,374
Misumi Group, Inc.	775,200	8,000,019
WESCO International, Inc. (a)	111,400	5,176,758
		43,107,151

TOTAL INDUSTRIALS		1,144,092,227

INFORMATION TECHNOLOGY - 23.7%
Communications Equipment - 1.3%
Brocade Communications Systems, Inc.	868,403	9,014,023
CommScope Holding Co., Inc. (a)	1,207,390	36,257,922
F5 Networks, Inc. (a)	455,554	52,753,153
Juniper Networks, Inc.	248,662	6,393,100
		104,418,198
Electronic Equipment & Components - 4.2%
Arrow Electronics, Inc. (a)	648,180	35,831,390
Avnet, Inc.	816,630	34,853,768
Belden, Inc.	870,300	40,634,307
CDW Corp.	1,821,220	74,415,049
IPG Photonics Corp. (a)(b)	315,200	23,945,744
Jabil Circuit, Inc.	260,900	5,836,333
Keysight Technologies, Inc. (a)	365,453	11,270,571
Littelfuse, Inc.	29,500	2,688,925
Methode Electronics, Inc. Class A	699,600	22,317,240
TE Connectivity Ltd.	737,266	44,154,861
Trimble Navigation Ltd. (a)	1,613,500	26,493,670
Zebra Technologies Corp. Class A (a)	178,400	13,656,520
		336,098,378
Internet Software & Services - 0.6%
Google, Inc. Class C	60,302	36,688,943
Tencent Holdings Ltd.	549,000	9,254,268
		45,943,211
IT Services - 10.2%
Alliance Data Systems Corp. (a)	223,690	57,931,236
Blackhawk Network Holdings, Inc. (a)	1,357,094	57,527,215
Broadridge Financial Solutions, Inc.	311,203	17,225,086
Cognizant Technology Solutions Corp. Class A (a)	74,400	4,658,184
Euronet Worldwide, Inc. (a)	983,477	72,865,811
EVERTEC, Inc.	1,003,693	18,136,733
Fidelity National Information Services, Inc.	1,037,377	69,587,249
Fiserv, Inc. (a)	734,014	63,572,953
FleetCor Technologies, Inc. (a)	387,240	53,291,969
Genpact Ltd. (a)	2,744,988	64,809,167
Global Payments, Inc.	987,888	113,340,386
Maximus, Inc.	427,500	25,461,900
The Western Union Co.	1,509,648	27,717,137
Total System Services, Inc.	1,729,810	78,585,268
Vantiv, Inc. (a)	576,400	25,891,888
Visa, Inc. Class A	404,100	28,149,606
Xerox Corp.	2,779,249	27,042,093
		805,793,881
Semiconductors & Semiconductor Equipment - 3.2%
Atmel Corp.	2,851,333	23,010,257
Broadcom Corp. Class A	729,800	37,533,614
Cree, Inc. (a)	796,800	19,306,464
Freescale Semiconductor, Inc. (a)	922,868	33,758,511
Intersil Corp. Class A	658,608	7,705,714
Maxim Integrated Products, Inc.	251,800	8,410,120
Microchip Technology, Inc. (b)	120,475	5,191,268
NVIDIA Corp.	1,469,733	36,228,918
NXP Semiconductors NV (a)	463,623	40,367,655
PMC-Sierra, Inc. (a)	3,748,750	25,379,038
Qorvo, Inc. (a)	273,100	12,303,155
Semtech Corp. (a)	325,000	4,907,500
		254,102,214
Software - 3.6%
Activision Blizzard, Inc.	1,350,700	41,723,123
Cadence Design Systems, Inc. (a)	2,450,100	50,668,068
Electronic Arts, Inc. (a)	1,251,890	84,815,548
Fair Isaac Corp.	259,000	21,885,500
Intuit, Inc.	219,797	19,506,984
Parametric Technology Corp. (a)	884,741	28,081,679
Synopsys, Inc. (a)	895,449	41,351,835
		288,032,737
Technology Hardware, Storage & Peripherals - 0.6%
EMC Corp.	1,134,539	27,410,462
SanDisk Corp.	377,400	20,504,142
		47,914,604

TOTAL INFORMATION TECHNOLOGY		1,882,303,223

MATERIALS - 2.5%
Chemicals - 1.9%
Albemarle Corp. U.S.	557,956	24,605,860
Ashland, Inc.	86,126	8,665,998
Cytec Industries, Inc.	105,566	7,796,049
Eastman Chemical Co.	553,500	35,822,520
Ferro Corp. (a)	1,648,609	18,052,269
PolyOne Corp.	928,460	27,241,016
PPG Industries, Inc.	91,900	8,058,711
Praxair, Inc.	189,300	19,282,098
		149,524,521
Containers & Packaging - 0.2%
Aptargroup, Inc.	189,630	12,507,995
WestRock Co.	101,600	5,226,304
		17,734,299
Metals & Mining - 0.1%
B2Gold Corp. (a)	6,418,500	6,781,630
New Gold, Inc. (a)	2,039,120	4,599,289
		11,380,919
Paper & Forest Products - 0.3%
Boise Cascade Co. (a)	929,064	23,430,994

TOTAL MATERIALS		202,070,733

UTILITIES - 0.7%
Electric Utilities - 0.5%
Exelon Corp.	1,076,500	31,972,050
OGE Energy Corp.	295,000	8,071,200
		40,043,250
Independent Power and Renewable Electricity Producers - 0.1%
Dynegy, Inc. (a)	203,400	4,204,278
Multi-Utilities - 0.1%
CMS Energy Corp.	160,519	5,669,531
NiSource, Inc.	67,721	1,256,225
		6,925,756

TOTAL UTILITIES		51,173,284

TOTAL COMMON STOCKS
(Cost $7,162,813,528)		7,857,758,600

Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Capital Markets - 0.1%
GMAC Capital Trust I Series 2, 8.125%
(Cost $8,358,700)	405,466	10,351,547

Money Market Funds - 1.8%
Fidelity Cash Central Fund, 0.18% (c)	46,547,342	46,547,342
Fidelity Securities Lending Cash Central Fund, 0.20% (c)(d)	91,780,784	91,780,784
TOTAL MONEY MARKET FUNDS
(Cost $138,328,126)		138,328,126
TOTAL INVESTMENT PORTFOLIO - 100.7%
(Cost $7,309,500,354)		8,006,438,273
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(53,292,675)
NET ASSETS - 100%		$7,953,145,598

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$7,112
Fidelity Securities Lending Cash Central Fund	225,941
Total	$233,053

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,514,205,907	$1,508,073,967	$6,131,940	$--
Consumer Staples	181,553,501	180,846,338	707,163	--
Energy	248,804,001	248,804,001	--	--
Financials	1,624,527,276	1,614,123,621	10,403,655	--
Health Care	1,019,379,995	1,019,379,995	--	--
Industrials	1,144,092,227	1,136,092,208	8,000,019	--
Information Technology	1,882,303,223	1,873,048,955	9,254,268	--
Materials	202,070,733	202,070,733	--	--
Utilities	51,173,284	51,173,284	--	--
Money Market Funds	138,328,126	138,328,126	--	--
Total Investments in Securities:	$8,006,438,273	$7,971,941,228	$34,497,045	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2015, the cost of investment securities for income tax purposes was $7,322,623,822. Net unrealized appreciation aggregated $683,814,451, of which $1,305,828,725 related to appreciated investment securities and $622,014,274 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund III’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund III

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 25, 2015

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	November 25, 2015